As filed with the Securities and Exchange Commission on October 10, 2017

1933 Act Registration Number: 333-77993

1940 Act Registration Number: 811-09277

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 39	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 39

(Check appropriate box or boxes.)

Viking Mutual Funds

(Exact name of Registrant as Specified in Charter)

1 North Main Street, Minot, North Dakota	58703
(Address of principal offices)	(Zip code)

Registrant’s Telephone Number, Including Area Code 701-852-5292

Shannon D. Radke, 1 North Main Street, Minot, ND 58703

(Name and Address of Agent for Service)

With Copies to:

Deborah B. Eades, Vedder Price, P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60603

Approximate Date of Proposed Public Offering As soon as practicable after effectiveness

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)

X	on November 1, 2017, pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on (date), pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

EXPLANATORY NOTE:

Designation of New Effective Date Pursuant to Rule 485(b)(1)(iii) for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 37 was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), on June 29, 2017 and pursuant to Rule 485(a)(2) would have become effective on September 12, 2017.

Post-Effective Amendment No. 38 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating October 12, 2017 as the new date upon which Post-Effective Amendment No. 37 would have become effective.

This Post-Effective Amendment No. 39 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate November 1, 2017, as the new effective date for Post-Effective Amendment No. 37.

VIKING MUTUAL FUNDS

Part A. Information Required in a Prospectus

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of VIKING MUTUAL FUNDS (the “Trust”) under the Securities Act of 1933, as amended, and the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 29, 2017.

Part B: Information Required in a Statement of Additional Information

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of VIKING MUTUAL FUNDS (the “Trust”) under the Securities Act of 1933, as amended, and the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 29, 2017.

Part C: Other Information

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of VIKING MUTUAL FUNDS (the “Trust”) under the Securities Act of 1933, as amended, and the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 29, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, VIKING MUTUAL FUNDS certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 39 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the 10th day of October, 2017.

VIKING MUTUAL FUNDS
By:	/s/ Shannon D. Radke
Shannon D. Radke
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to its Registration Statement has been signed below by the following persons in the capacities indicated on the 10th day of October, 2017.

Signature	Title

/s/ Shannon D. Radke	President
Shannon D. Radke	(Principal Executive Officer)

/s/ Adam Forthun	Treasurer
Adam Forthun	(Principal Financial and Accounting Officer)

Robert E. Walstad*	Trustee and Chairman of the Board	) )
Jerry M. Stai*	Trustee	) )	By:	/s/ Shannon D. Radke Shannon D. Radke Attorney-in-Fact
R. James Maxson*	Trustee	) )
Wade A. Dokken*	Trustee	)

*

An original power of attorney authorizing Shannon D. Radke to execute any amendment to Registration Statement No. 333-77993 for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 39 to the Registration Statement is being filed has been executed and previously filed with the Securities and Exchange Commission.